EMPLOYEE BENEFIT PLANS -Projected benefit obligation in excess of plan assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$ 1,033	$ 1,012
Fair value of plan assets	766	779
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	1,033	323
Accumulated benefit obligation	986	309
Fair value of plan assets	766	$ 121
2017 expected employer contributions:
To plan trusts	21
Expected benefit payments:
2017	36
2018	36
2019	37
2020	39
2021	40
2022 - 2026	217
Other Postretirement Benefits Plan
Expected benefit payments:
2022 - 2026	$ 1